12. Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
13. Segment Information

The Company has one business segment, which is the development of software for licensing to the telecommunications industry.

The Company's revenues were generated in the following geographic areas:

	Year ended	Six months ended	Year ended
	December 31, 2013	December 31, 2012	June 30, 2012
Europe	$3.7 million	$5.6 million	$0.7 million
Asia	$4.7 million	$1.4 million	$1.9 million
Russia	$0.4 million	-	-
USA	$0.3 million	-	-